Taxes (Details) - Schedule of reconciliation of the federal income tax rate to the effective tax rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Federal Income Tax Rate To The Effective Tax Rate Abstract
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State tax, net of federal tax benefit					4.40%	2.80%
Change in fair value of warrant liability					(14.10%)	(27.30%)
Change in fair value of debt					8.20%
Warrant issuance costs						1.80%
Valuation allowance					1.40%	1.70%
Income tax provision	(9.60%)	7.80%	(27.80%)	2.70%	4.50%